January 2, 2019

Supplement

SUPPLEMENT DATED JANUARY 2, 2019 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
MULTI CAP GROWTH PORTFOLIO
CLASS X AND CLASS Y
Dated April 30, 2018

All references to the "Growth team" are hereby deleted and replaced with the "Counterpoint Global team."

Please retain this supplement for future reference.